EGO-Q1

Quarterly Report
May 31, 2026
MFS®  Active Growth ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Auto & Auto Components – 0.8%
Tesla, Inc. (a)	6,268	$2,731,532
Brokerage & Asset Managers – 0.3%
Brookfield Asset Management Ltd.	20,121	$977,881
Chemicals – 1.0%
Linde PLC	6,616	$3,292,717
Conglomerates – 0.5%
Honeywell International, Inc.	7,781	$1,850,789
Construction – 0.6%
CRH PLC	18,555	$2,018,598
Consumer Services – 1.3%
Airbnb, Inc., “A” (a)	16,828	$2,243,341
Uber Technologies, Inc. (a)	32,639	2,297,785
		$4,541,126
Diversified Financial Services – 4.4%
Intercontinental Exchange, Inc.	14,031	$2,074,483
NASDAQ, Inc.	35,828	3,314,807
Visa, Inc., “A”	29,916	9,763,386
		$15,152,676
Electrical Equipment – 3.8%
AMETEK, Inc.	14,433	$3,259,693
Amphenol Corp., “A”	30,608	4,553,246
Eaton Corp. PLC	7,626	3,054,975
W.W. Grainger, Inc.	1,770	2,184,605
		$13,052,519
Energy - Renewables – 2.6%
GE Vernova, Inc.	9,371	$9,074,127
Food & Beverages – 0.8%
Monster Worldwide, Inc. (a)	31,860	$2,806,229
Global Systemically Important Banks – 1.1%
Morgan Stanley	18,137	$3,772,496
Hardware, Peripherals, & Assembly – 14.3%
Apple, Inc.	110,398	$34,450,800
Arista Networks, Inc. (a)	26,933	4,295,005
Coherent Corp. (a)	4,813	1,739,755
Micron Technology, Inc.	2,521	2,447,891
Western Digital Corp.	12,751	6,773,459
		$49,706,910
Interactive Media Services – 10.8%
Alphabet, Inc., “A”	77,828	$29,601,101
Meta Platforms, Inc., “A”	12,233	7,737,495
		$37,338,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.3%
Caterpillar, Inc.	3,488	$3,055,035
Parker Hannifin Corp.	2,858	2,413,952
Trane Technologies PLC	5,907	2,665,829
		$8,134,816
Media – 1.0%
Spotify Technology S.A. (a)	3,729	$1,855,849
TKO Group Holdings, Inc.	8,178	1,677,962
		$3,533,811
Medical & Health Technology & Services – 0.5%
IDEXX Laboratories, Inc. (a)	2,998	$1,689,463
Medical Equipment – 4.5%
Abbott Laboratories	20,305	$1,738,108
Boston Scientific Corp. (a)	15,013	725,278
Danaher Corp.	10,890	1,989,276
Medtronic PLC	37,173	2,743,739
Thermo Fisher Scientific, Inc.	8,163	4,020,359
Waters Corp. (a)	11,843	4,542,620
		$15,759,380
Metals & Mining – 0.6%
Cameco Corp.	18,228	$2,054,296
Natural Gas - Pipeline – 0.4%
Williams Cos., Inc.	21,800	$1,556,302
Non-Global Systemically Important Banks – 0.5%
Fifth Third Bancorp	34,613	$1,728,227
Oil Services – 0.5%
Baker Hughes Co.	25,828	$1,649,893
Pharmaceuticals & Biotechnology – 1.0%
Gilead Sciences, Inc.	26,123	$3,511,715
Restaurants – 0.8%
Starbucks Corp.	26,804	$2,657,885
Retail & E-commerce – 7.9%
Amazon.com, Inc. (a)	85,949	$23,261,238
TJX Cos., Inc.	26,331	4,074,722
		$27,335,960
Semiconductor & Electronic Components – 23.8%
ASM International N.V.	2,500	$2,619,734
Broadcom, Inc.	32,155	14,365,889
KLA Corp.	3,280	6,303,209
Lam Research Corp.	18,870	6,004,056
NVIDIA Corp.	224,845	47,473,773
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,837	5,790,093
		$82,556,754
Software – 11.4%
Autodesk, Inc. (a)	7,929	$1,834,057
Cadence Design Systems, Inc. (a)	8,175	3,065,053
Microsoft Corp.	65,852	29,649,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Shopify, Inc. (a)	22,188	$2,633,937
Snowflake, Inc., “A” (a)	9,316	2,380,704
		$39,562,955
Tobacco – 0.9%
Philip Morris International, Inc.	18,186	$3,225,833
Travel, Gaming, & Lodging – 1.0%
Marriott International, Inc., “A”	9,076	$3,408,945
Total Common Stocks		$344,682,431
Mutual Funds – 0.6%
Money Market Funds – 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	2,001,747	$2,001,747

Other Assets, Less Liabilities – 0.0%		123,385
Net Assets – 100.0%		$346,807,563

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$344,682,431	$—	$—	$344,682,431
Investment Companies	2,001,747	—	—	2,001,747
Total	$346,684,178	$—	$—	$346,684,178
For further information regarding security characteristics, see the Portfolio of Investments.